SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
SHORT-TERM LOAN
17.	SHORT-TERM LOAN

In January 2014, the Group entered into a short-term loan agreement with Bank of Ping’An for a loan of $1,800 from January 8, 2014 to January 7, 2015 with an annual interest rate of 2.89%.

In March 2014, the Group entered into a short-term loan agreement with Bank of Ping’An for another loan of $1,200 from March 31, 2014 to March 30, 2015 with an annual interest rate of 2.86%. The interest expenses for the loans were $77 for the year ended December 31, 2014. As of March 31, 2015, both of the loans and interest expense were fully repaid.